UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mihaly Szigeti
Title:  Chief Compliance Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Mihaly Szigeti                 San Francisco, CA                  2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      975,537
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ABOVENET INC                      COMMON STOCKS     00374N107   10,518   161784 SH       SOLE                  161784      0    0
ACME PACKET                       COMMON STOCKS     004764106    5,097   164900 SH       SOLE                  164900      0    0
ACTIVE NETWORK INC                COMMON STOCKS     00506D100    3,337   245348 SH       SOLE                  245348      0    0
ADEPT, INC                        COMMON STOCKS     006854202    1,039   432937 SH       SOLE                  432937      0    0
ANCESTRY.COM                      COMMON STOCKS     032803108   50,575  2202750 SH       SOLE                 2202750      0    0
AUTHENTEC INC                     COMMON STOCKS     052660107    3,826  1192008 SH       SOLE                 1192008      0    0
AVAGO TECHNOLOGIES LTD            SHS               Y0486S104   20,761   719379 SH       SOLE                  719379      0    0
BAIDU INC                         SPONSORED ADR     056752108   19,258   165350 SH       SOLE                  165350      0    0
CARBONITE INC                     COMMON STOCKS     141337105   22,131  2083502 SH       SOLE                 2083502      0    0
CASCADE MICROTECH INC             NASDAQ OTC ISSUES 147322101    1,055   309403 SH       SOLE                  309403      0    0
CAVIUM NETWORKS                   COMMON STOCKS     14964U108   15,344   539702 SH       SOLE                  539702      0    0
DEMANDTEC INC                     COMMON STOCKS     24802R506   11,033   837700 SH       SOLE                  837700      0    0
EBAY                              COMMON STOCKS     278642103   21,134   696800 SH       SOLE                  696800      0    0
EQUINIX INC                       COMMON STOCKS     29444U502   36,605   360988 SH       SOLE                  360988      0    0
EXAR CORPORATION                  COMMON STOCKS     300645108       85    13000 SH       SOLE                   13000      0    0
F5 NETWORKS                       COMMON STOCKS     315616102   20,640   194500 SH       SOLE                  194500      0    0
FIDELITY NATL INFORMATION SVCS    COMMON STOCKS     31620M106   19,571   736022 SH       SOLE                  736022      0    0
FORMFACTOR                        COMMON STOCKS     346375108    1,361   268900 SH       SOLE                  268900      0    0
FORTINET INC                      COMMON STOCKS     34959E109   16,906   775128 SH       SOLE                  775128      0    0
FREESCALE SEMICONDUCTOR HOLD      SHS OLD           G3727Q101    5,897   466149 SH       SOLE                  466149      0    0
GOOGLE                            CL A              38259P508   28,678    44400 SH       SOLE                   44400      0    0
HISOFT TECHNOLOGY INTL LTD        SPONSORED ADR     43358R108    9,651  1045589 SH       SOLE                 1045589      0    0
IMPERVA INC                       COMMON STOCKS     45321L100    1,727    49600 SH       SOLE                   49600      0    0
INTERXION HOLDINGS NV             SHS               N47279109   14,884  1106582 SH       SOLE                 1106582      0    0
INTRALINKS HOLDINGS INC           COMMON STOCKS     46118H104   11,602  1859301 SH       SOLE                 1859301      0    0
INVENSENCE, INC                   COMMON STOCKS     46123D205    3,921   393625 SH       SOLE                  393625      0    0
ISHARES RUSSELL 2000 GROWTH INDEX RUSL 2000 GROW    464287648    5,470    64941 SH       SOLE                   64941      0    0
JIVE SOFTWARE INC                 COMMON STOCKS     47760A108    6,595   412200 SH       SOLE                  412200      0    0
JUNIPER NETWORKS INC              COMMON STOCKS     48203R104   13,537   663260 SH       SOLE                  663260      0    0
LINKEDIN CORP                     CL A              53578A908    1,827    29000 SH       SOLE                   29000      0    0
MEMC ELECTRONIC MATERIALS         COMMON STOCKS     552715104   15,595  3958000 SH       SOLE                 3958000      0    0
MITEK SYSTEMS                     COMMON STOCKS     606710200    5,768   795588 SH       SOLE                  795588      0    0
NETLOGIC MICROSYSTEMS INC         COMMON STOCKS     64118B100   26,566   535921 SH       SOLE                  535921      0    0
NETQIN MOBILE INC ADR             ADR REPR CL A     64118U108    1,953   370556 SH       SOLE                  370556      0    0
PANDORA MEDIA INC                 COMMON STOCKS     698354107  349,999 34964928 SH       SOLE                34964928      0    0
POWERSHARES QQQ ETF               UNIT SER 1        73935A104   11,742   210309 SH       SOLE                  210309      0    0
PRICELINE.COM                     COMMON STOCKS     741503403   27,108    57960 SH       SOLE                   57960      0    0
QUALCOMM INCORPORATED             COMMON STOCKS     747525103   29,784   544500 SH       SOLE                  544500      0    0
RDA MICROELECTRONICS              SPONSORED ADR     749394102    8,803   805373 SH       SOLE                  805373      0    0
REALD INC                         COMMON STOCKS     75604L105    2,201   277200 SH       SOLE                  277200      0    0
RESPONSYS INC                     COMMON STOCKS     761248103    7,851   883174 SH       SOLE                  883174      0    0
SALESFORCE.COM INC                COMMON STOCKS     79466L302   21,682   213700 SH       SOLE                  213700      0    0
SERVICESOURCE INTL LLC            COMMON STOCKS     81763U100    9,058   577311 SH       SOLE                  577311      0    0
SHORETEL INC                      COMMON STOCKS     825211105    7,068  1107839 SH       SOLE                 1107839      0    0
SPDR TRUST SER 1                  TR UNIT           78462F103    5,760    45900 SH       SOLE                   45900      0    0
SYNCHRONOSS TECHNOLOGIES INC      COMMON STOCKS     87157b103   13,262   439000 SH       SOLE                  439000      0    0
SYNOPSYS INC                      COMMON STOCKS     871607107    3,057   112400 SH       SOLE                  112400      0    0
VERIFONE SYSTEMS INC              COMMON STOCKS     92342Y109    5,382   151507 SH       SOLE                  151507      0    0
VISA                              COM CL A          92826C839   28,154   277300 SH       SOLE                  277300      0    0
WEB COM GROUP INC                 COMMON STOCKS     94733A104    3,826   334109 SH       SOLE                  334109      0    0
YANDEX N V CL A                   SHS CLASS A       N97284108    6,853   347844 SH       SOLE                  347844      0    0
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